Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	September 30, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 33.8%
AI Silk Midco Ltd. 8.351% (Euribor 6MO + 5.000%) due 03/04/2031 ~	EUR	3,500	$3,884
Altice France SA
9.185% (Euribor 3MO + 5.500%) due 08/15/2028 ~		199	168
9.380% (LIBOR 3MO + 4.000%) due 08/14/2026 ~		$4,300	3,548
10.801% (TSFR3M + 5.500%) due 08/15/2028 ~		8,961	6,743
Applegreen Ireland
7.345% (Euribor 3MO + 4.000%) due 06/29/2026 «~	EUR	14,608	15,830
8.950% due 06/29/2026 «	GBP	4,744	6,178
BB Groves TBD% - 11.965% due 03/31/2027 «µ		$54,344	53,725
CIRCOR International, Inc.
TBD% due 06/20/2029 «µ		734	747
11.279% (TSFR3M + 6.000%) due 06/20/2030 «~		6,350	6,480
Cohesity
TBD% due 03/08/2031 «µ		3,583	3,583
TBD% due 03/08/2031 «		33,900	33,900
Comexposium
1.138% - 4.414% (TSFR3M + 3.250%) due 03/28/2025 «~	EUR	5,911	7,567
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		66,993	85,759
CoreWeave Compute Acquisition Co. LLC
TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		$42,300	42,325
14.223% - 14.951% (TSFR3M + 9.620%) due 06/30/2028 «~		13,775	14,910
Diamond Sports Group LLC TBD% due 05/25/2026 «		32,793	27,266
Envision Healthcare Corp.
11.078% due 07/20/2026 «		6,123	6,123
13.203% due 11/03/2028 «		64,982	67,257
Espai Barca Fondo De Titulizacion (5.000% Cash) TBD% - 5.000% (Euribor 6MO) due 06/30/2028 «~(c)	EUR	12,956	17,110
Forest Park II Corp. 5.780% due 12/11/2024 «		$72	72
Forward Air Corp. 9.752% due 12/19/2030		5,800	5,769
Galaxy U.S. Opco, Inc. 10.002% due 04/29/2029		4,375	3,682
Gateway Casinos & Entertainment Ltd.
12.531% due 10/18/2027	CAD	11,603	8,708
13.221% due 10/15/2027		$13,577	13,780
GIP II Blue Holding LP 8.595% due 09/29/2028		2	2
Harp Finco Ltd. TBD% due 01/30/2032 «µ	GBP	10,135	13,278
iHeartCommunications, Inc. 8.210% due 05/01/2026		$5,040	4,357
Ivanti Software, Inc. 9.833% due 12/01/2027		13,469	11,482
J & J Ventures Gaming LLC 9.960% (TSFR1M + 5.000%) due 04/26/2028 «~		14,370	14,373
Lealand Finance Co. BV 7.960% due 06/30/2027		171	92
Lealand Finance Co. BV (5.969% Cash and 3.000% PIK) 8.969% due 12/31/2027 (c)		2,646	1,014
LifeMiles Ltd. 10.569% due 08/30/2026		1,249	1,252
Market Bidco Ltd. 8.292% (Euribor 3MO + 4.750%) due 11/04/2027 ~	EUR	10,307	11,420
Merrill Lynch Mortgage Investors Trust TBD% due 06/01/2049 «		$3,230	3,093
Montgomery Plaza Apartments 5.900% due 11/11/2024 «		71	71
NAC Aviation 29 DAC 7.427% (TSFR6M + 2.164%) due 06/30/2026 ~		29,720	29,036
Obol France 3 SAS 8.580% (Euribor 6MO + 4.750%) due 12/31/2025 ~	EUR	9,065	9,725
Poseidon Bidco SASU 8.345% (Euribor 3MO + 5.000%) due 03/13/2030 ~		7,200	6,216
Project Quasar Pledgco SLU 6.686% (Euribor 1MO + 3.250%) due 03/15/2026 «~		10,575	11,457
Promotora de Informaciones SA 8.898% (Euribor 3MO + 5.220%) due 12/31/2026 ~		75,509	83,353
Promotora de Informaciones SA (6.648% Cash and 5.000% PIK) 11.648% (Euribor 3MO + 2.970%) due 06/30/2027 «~(c)		2,869	3,050

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

PURISLLC 10.354% (TSFR3M + 5.750%) due 06/30/2031 «~		$6,921	6,913
Quantum Bidco Ltd. 10.727% due 01/31/2028	GBP	7,000	9,148
SCUR-Alpha 1503 GmbH
9.136% (Euribor 3MO + 5.500%) due 03/29/2030 ~	EUR	2,500	2,707
10.752% due 03/29/2030		$15,959	15,252
Softbank Vision Fund II 6.000% due 12/23/2025 «		25,677	25,383
Steenbok Lux Finco 1 SARL 10.000% (Euribor 6MO + 10.000%) due 06/30/2026 «~	EUR	267	303
Steenbok Lux Finco 2 SARL
TBD% (EUR006M + 5.500%) due 06/30/2026 ~		2,491	2,825
TBD% due 06/30/2026		149,295	48,271
TBD% (Euribor 6MO + 10.000%) due 06/30/2026 «~		179	203
Subcalidora 2 SARL 9.095% (Euribor 3MO + 5.750%) due 08/14/2029 «~		27,536	30,039
Sunseeker TBD% - 5.550% due 10/31/2028 «		$31,800	31,483
Syniverse Holdings, Inc. 11.604% due 05/13/2027		60,530	59,932
Team Health Holdings, Inc. 10.502% due 03/02/2027		2,815	2,701
U.S. Renal Care, Inc. 9.960% due 06/20/2028		72,902	66,741
Unicorn Bay 13.000% due 12/31/2026 «	HKD	233,679	30,246
Upfield BV 8.178% (Euribor 6MO + 4.500%) due 01/03/2028 ~	EUR	8,100	9,022
Walgreens Auburn 5.890% due 03/01/2025 «		$277	276
Walgreens Magnolia 6.000% due 03/06/2030 «		508	498
Wesco Aircraft Holdings, Inc. TBD% - 13.445% (TSFR3M + 8.600%) due 10/31/2024 «~		27,600	29,540
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		2,866	1,877
Windstream Services LLC
8.945% due 02/23/2027 «		29,490	29,490
11.195% due 09/21/2027		6,828	6,842

Total Loan Participations and Assignments (Cost $1,071,430)			1,048,077

CORPORATE BONDS & NOTES 28.6%
BANKING & FINANCE 5.4%
Adler Financing SARL 12.500% due 12/31/2028 (c)	EUR	26,984	31,310
Adler Real Estate AG 3.000% due 04/27/2026		9,400	9,983
Alamo Re Ltd.
12.296% (T-BILL 1MO + 7.750%) due 06/07/2027 ~		$950	984
15.796% (T-BILL 1MO + 11.250%) due 06/08/2026 ~		450	475
Armor Holdco, Inc. 8.500% due 11/15/2029 (k)		5,800	5,574
Armor RE Ltd. 14.852% (T-BILL 3MO + 10.250%) due 05/07/2031 ~		300	313
Bayou Re Ltd. 23.102% (T-BILL 1MO + 18.500%) due 04/30/2031 ~		400	427
Cape Lookout Re Ltd. 12.546% (T-BILL 1MO + 8.000%) due 04/05/2027 ~		3,600	3,678
Charles River Re Ltd. 11.296% due 05/10/2031 •		250	258
Claveau Re Ltd. 21.796% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		2,646	1,852
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (c)	EUR	331	332
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)		1,265	570
Country Garden Holdings Co. Ltd.
3.875% due 10/22/2030 ^(d)		$300	24
6.150% due 09/17/2025 ^(d)(k)		1,000	80
Credit Suisse AG AT1 Claim		200	25
East Lane Re Ltd. 13.796% (T-BILL 3MO + 9.250%) due 03/31/2026 ~		500	502
Everglades Re II Ltd.
15.046% (T-BILL 1MO + 10.500%) due 05/13/2031 ~		500	522
16.046% (T-BILL 1MO + 11.500%) due 05/13/2031 ~		500	521
17.296% (T-BILL 1MO + 12.750%) due 05/13/2031 ~		500	523
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (k)		12,400	11,454
Gateway Re Ltd. 4.546% (T-BILL 1MO) due 12/23/2028 ~		400	393
Hestia Re Ltd. 14.626% (T-BILL 1MO + 10.080%) due 04/22/2025 ~		3,520	3,291

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

IntegrityRe Ltd.
21.546% (T-BILL 1MO + 17.000%) due 06/08/2026 ~		1,750	1,857
27.546% (T-BILL 1MO + 23.000%) due 06/08/2026 ~		1,750	1,880
Long Walk Reinsurance Ltd. 14.296% (T-BILL 3MO + 9.750%) due 01/30/2031 ~		3,500	3,569
Longleaf Pine Re Ltd. 22.046% (T-BILL 1MO + 17.500%) due 05/27/2031 ~		570	620
Navient Corp. 5.625% due 01/25/2025		139	136
Palm RE Ltd. 14.046% (T-BILL 1MO + 9.500%) due 06/09/2031 ~		250	261
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)(k)		8,059	5,639
Polestar Re Ltd.
15.046% (T-BILL 3MO + 10.500%) due 01/07/2028 ~		1,300	1,300
17.796% (T-BILL 3MO + 13.250%) due 01/07/2027 ~		3,500	3,617
Purple Re Ltd. 13.546% (T-BILL 1MO + 9.000%) due 06/06/2031 ~		600	620
Quercus Re DAC 11.674% due 01/06/2031 ~	EUR	450	496
Sabine Re Ltd. 12.796% (T-BILL 1MO + 8.250%) due 04/07/2031 ~		$400	417
Sanders Re Ltd. 17.546% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		6,399	5,680
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (c)		11	1
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (c)		11	1
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (c)		23	2
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (c)		34	3
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (c)		34	3
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (c)		17	1
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (c)	EUR	40,173	12,612
Torrey Pines Re Ltd.
10.602% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		$800	827
11.852% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		500	516
13.602% (T-BILL 1MO + 9.000%) due 06/05/2031 ~		600	618
Uniti Group LP
6.000% due 01/15/2030 (k)		31,176	26,628
10.500% due 02/15/2028 (k)		10,215	10,912
Ursa Re Ltd. 13.796% (T-BILL 3MO + 9.250%) due 12/07/2028 ~		4,200	4,391
Veraison Re Ltd. 17.078% (T-BILL 1MO + 12.532%) due 03/10/2031 ~		3,100	3,329
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		10,239	0
Windmill Re DAC 8.935% due 07/05/2028 ~	EUR	250	276
Winston RE Ltd.
14.796% (T-BILL 3MO + 10.250%) due 02/26/2031 ~		$450	471
16.296% (T-BILL 3MO + 11.750%) due 02/26/2031 ~		2,800	2,944
Yosemite Re Ltd. 15.197% (T-BILL 3MO + 10.595%) due 06/06/2025 ~		3,730	3,895

			166,613

INDUSTRIALS 20.2%
Alta Equipment Group, Inc. 9.000% due 06/01/2029 (k)		3,600	3,227
Altice France Holding SA
8.000% due 05/15/2027	EUR	13,000	4,522
10.500% due 05/15/2027		$33,700	11,689
Altice France SA
5.125% due 01/15/2029		550	387
5.125% due 07/15/2029		12,631	8,894
5.500% due 01/15/2028		5,300	3,859
5.500% due 10/15/2029		5,848	4,103
8.125% due 02/01/2027		3,000	2,456
Carvana Co. (11.000% Cash and 13.000% PIK) 24.000% due 06/01/2030 (c)		15,024	16,091
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)(k)		25,164	29,213
DISH DBS Corp.
5.250% due 12/01/2026		41,888	38,788
5.750% due 12/01/2028		41,580	36,407
DISH Network Corp. 11.750% due 11/15/2027		3,800	3,991
Ecopetrol SA
8.375% due 01/19/2036 (k)		1,030	1,054
8.875% due 01/13/2033 (k)		2,000	2,146

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

ExelaIntermediate LLC (5.750% Cash and 5.750% PIK) 11.500% due 04/15/2026 (c)		9	1
GN Bondco LLC 9.500% due 10/15/2031 (k)		22,680	23,894
Greene King Finance PLC 7.179% due 03/15/2036 ~	GBP	200	217
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (k)		$49,498	47,482
Inter Media & Communication SpA 6.750% due 02/09/2027 (k)	EUR	3,767	4,262
JetBlue Airways Corp. 9.875% due 09/20/2031 (k)		$27,593	29,091
Market Bidco Finco PLC 4.750% due 11/04/2027 (k)	EUR	3,700	3,964
National Collegiate Student Loan Trust 4.854% due 06/01/2045		$50	41
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029 (k)		16,530	11,090
NPC Ukrenergo 6.875% due 11/09/2028 (c)		1,800	1,148
Petroleos de Venezuela SA
5.375% due 04/12/2027		440	43
6.000% due 11/15/2026		430	42
6.000% due 05/16/2034		650	63
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (k)		12,000	12,389
ProFrac Holdings LLC 11.842% (TSFR3M + 7.250%) due 01/23/2029 ~(k)		13,129	13,588
Rivian Holdings LLC 11.359% due 10/15/2026 •(k)		15,600	15,795
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	100	80
1.604% due 12/23/2027		$600	419
3.500% due 02/25/2028	GBP	400	391
4.000% due 04/18/2027	EUR	300	247
4.375% due 01/18/2031		800	649
4.375% due 07/03/2034	GBP	600	590
4.625% due 06/04/2046		500	483
5.125% due 09/28/2037		300	295
5.500% due 02/11/2041		1,400	1,390
7.125% due 04/30/2031		400	405
7.750% due 04/30/2044		284	289
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (g)(k)		$65,586	20,496
Topaz Solar Farms LLC 4.875% due 09/30/2039 (k)		1,992	1,803
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (k)		21,341	18,727
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	313,730	19,293
Venture Global LNG, Inc.
9.500% due 02/01/2029 (k)		$12,119	13,660
9.875% due 02/01/2032 (k)		7,070	7,861
Veritas U.S., Inc. 7.500% due 09/01/2025 (k)		13,662	12,829
Viridien
7.750% due 04/01/2027 (k)	EUR	4,900	5,400
7.750% due 04/01/2027		700	771
8.750% due 04/01/2027 (k)		$24,193	23,597
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^«(c)(d)		112,600	94,843
Windstream Escrow LLC 7.750% due 08/15/2028 (k)		37,049	37,110
Woolworths Holdings Ltd. 9.750% due 05/01/2026 «		28,606	28,717
Yinson Boronia Production BV
8.947% due 07/31/2042 (k)		5,600	5,997
8.947% due 07/31/2042		1,100	1,178

			627,457

UTILITIES 3.0%
NGD Holdings BV 6.750% due 12/31/2026 (k)		1,216	906
Oi SA (10.000% Cash or 6.000% PIK) 10.000% due 06/30/2027 (c)		58,537	50,927
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (c)		129,039	12,904

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

PeruLNG SRL 5.375% due 03/22/2030 (k)		31,417	29,000

			93,737

Total Corporate Bonds & Notes (Cost $1,030,498)			887,807

CONVERTIBLE BONDS & NOTES 0.9%
BANKING & FINANCE 0.6%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)	EUR	750	338
PennyMac Corp. 5.500% due 03/15/2026 (k)		$18,075	17,596

			17,934

INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026 (k)		3,300	2,672
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (c)(k)		10,600	6,625

			9,297

Total Convertible Bonds & Notes (Cost $32,899)			27,231

MUNICIPAL BONDS & NOTES 0.7%
MICHIGAN 0.4%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		7,200	5,749
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (g)		43,500	6,122

			11,871

PUERTO RICO 0.3%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2051 (k)		15,380	10,074

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		1,200	118

Total Municipal Bonds & Notes (Cost $18,818)			22,063

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.000% due 02/25/2052 •(a)		192,011	1,997
1.500% due 02/25/2036 (a)(k)		9,617	440
4.000% due 09/25/2051 (a)(k)		23,086	4,965
Freddie Mac
0.700% due 11/25/2055 ~(a)(k)		61,692	4,127
1.193% due 08/15/2026 •(a)		358	10
2.079% due 11/25/2045 ~(a)		24,637	1,407
3.000% due 02/25/2051 (a)(k)		7,321	1,247
4.500% due 12/25/2050 (a)(k)		3,515	769

Total U.S. Government Agencies (Cost $22,875)			14,962

NON-AGENCY MORTGAGE-BACKED SECURITIES 42.3%
1211 Avenue of the Americas Trust 4.280% due 08/10/2035 ~(k)		3,000	2,906
225 Liberty Street Trust
3.597% due 02/10/2036 (k)		3,500	3,319
4.803% due 02/10/2036 ~(k)		7,616	5,987
280 Park Avenue Mortgage Trust
7.537% due 09/15/2034 •(k)		9,645	8,948
8.245% due 09/15/2034 •(k)		7,233	6,586
Adjustable Rate Mortgage Trust
5.509% due 02/25/2036 •		31	19
5.969% due 10/25/2035 •(k)		1,659	1,494
5.989% due 11/25/2035 •(k)		1,542	1,594
6.119% due 01/25/2035 •(k)		1,914	1,767
6.769% due 02/25/2035 •(k)		1,346	1,295
Alba PLC
0.000% due 12/15/2038 (g)	GBP	0	492
10.099% due 12/15/2038 •		3,491	3,066
Anthracite Ltd. 5.678% due 06/20/2041		$6,135	0
Arima Mortgages PLC
0.000% due 07/28/2053 (b)(g)(k)	GBP	23,152	29,666
0.000% due 07/28/2053 (a)		9,500	340

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

0.000% due 07/28/2053 (b)(g)		1,900	1,775
Ashford Hospitality Trust
8.144% due 06/15/2035 •(k)		$7,750	7,620
8.369% due 04/15/2035 •(k)		15,356	15,077
Atrium Hotel Portfolio Trust
8.444% due 12/15/2036 •(k)		44,936	40,266
8.794% due 06/15/2035 •(k)		20,669	20,580
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (k)		11,620	8,969
3.727% due 08/14/2034 ~(k)		6,216	2,175
7.606% due 03/15/2037 •(k)		4,600	4,539
8.961% due 09/15/2038 •(k)		24,820	19,472
BAMLL Re-REMIC Trust 6.014% due 06/17/2050 ~(k)		3,000	692
Banc of America Funding Trust
1.331% due 10/25/2036 •(k)		17,991	6,717
3.894% due 08/25/2047 ~(k)		1,284	1,070
4.055% due 02/27/2037 ~(k)		2,887	2,840
6.000% due 07/25/2036 (k)		494	369
Banc of America Mortgage Trust
5.750% due 07/20/2032 ~		18	16
6.786% due 06/25/2034 ~		122	101
Bancorp Commercial Mortgage Trust 9.193% due 08/15/2032 •		259	257
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~(k)		6,000	3,987
8.944% due 07/15/2037 •(k)		8,300	7,520
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~(k)		15,960	10,840
BCAP LLC Trust
3.498% due 05/26/2037 ~		2,263	2,053
3.596% due 08/28/2037 ~(k)		11,021	7,387
6.000% due 05/26/2037 ~(k)		6,345	5,141
6.500% due 06/26/2037 ~		1,959	491
Bear Stearns ALT-A Trust 5.755% due 06/25/2034 ~		98	35
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		24	24
Beast Mortgage Trust
6.261% due 03/15/2036 •(k)		6,700	5,787
9.661% due 03/15/2036 •(k)		3,125	1,491
Benchmark Mortgage Trust 3.404% due 12/15/2062 ~		1,300	92
Beneria Cowen & Pritzer Collateral Funding Corp.
6.010% due 06/15/2038 •(k)		800	744
8.849% due 06/15/2038 •(k)		4,900	3,046
9.845% due 06/15/2038 •(k)		5,500	2,826
BFLD Trust
8.161% due 10/15/2035 •		950	78
8.911% due 10/15/2035 •(k)		7,000	387
9.411% due 10/15/2035 •		5,130	107
BMO Mortgage Trust 3.378% due 02/17/2055 ~(k)		12,569	10,345
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(k)	GBP	25,556	28,294
0.000% due 10/16/2062 ~		13,289	6,967
0.000% due 10/16/2062 (g)		3,705	2
11.050% due 10/16/2062 (k)		15,333	20,374
14.044% due 10/16/2062 •(k)		7,667	11,400
BWAY Mortgage Trust
9.061% due 09/15/2036 •(k)		$7,654	4,781
10.061% due 09/15/2036 •(k)		6,611	3,500
11.061% due 09/15/2036 •(k)		3,000	1,278
BX Trust
7.164% due 05/15/2038 •(k)		3,533	3,496
7.814% due 05/15/2035 •(k)		1,400	1,396
8.137% due 01/17/2039 •(k)		10,250	9,845
8.314% due 05/15/2035 •(k)		5,345	5,327
BXP Trust 2.868% due 01/15/2044 ~(k)		7,000	5,170
CALI Mortgage Trust 3.957% due 03/10/2039 (k)		5,235	4,874
CD Mortgage Trust 5.688% due 10/15/2048		225	211
Century Plaza Towers 2.865% due 11/13/2039 (k)		11,305	10,123
Chase Mortgage Finance Trust 4.684% due 03/25/2037 ~		37	36
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.339% due 01/25/2036 •(k)		3,205	2,310
Citigroup Commercial Mortgage Trust
3.635% due 05/10/2035 ~(k)		8,200	7,456
5.590% due 12/10/2049 ~		443	280
8.911% due 10/15/2036 •(k)		13,140	12,658
Citigroup Mortgage Loan Trust
4.250% due 02/25/2054 (k)		13,555	13,005

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

5.319% due 11/25/2036 •(k)		3,826	2,926
5.615% due 11/25/2036 ~		461	313
6.000% due 08/25/2035 (k)		3,034	2,381
6.887% due 08/25/2035 ~(k)		2,728	2,539
Colony Mortgage Capital Ltd.
7.258% due 11/15/2038 •(k)		1,600	1,504
7.954% due 11/15/2038 •(k)		10,750	9,397
8.650% due 11/15/2038 •(k)		12,700	10,640
COLT Mortgage Loan Trust Pass-Through Certificates 2.695% due 05/25/2065 ~(k)		1,156	923
Commercial Mortgage Trust
1.362% due 10/10/2048 ~(a)(k)		28,636	285
2.819% due 01/10/2039 (k)		1,500	1,395
3.754% due 02/10/2037 ~		2,000	1,870
5.661% due 06/10/2044 ~(k)		1,482	1,371
11.211% due 12/15/2038 •(k)		5,260	4,014
Connecticut Avenue Securities Trust
11.280% due 10/25/2041 •(k)		18,950	19,983
11.280% due 12/25/2041 •		900	947
Countrywide Alternative Loan Trust
5.349% due 07/25/2046 •(k)		981	993
5.389% due 05/25/2047 •(k)		2,849	1,837
5.449% due 12/25/2046 •		188	115
5.855% due 12/20/2035 •		330	97
8.447% due 02/25/2035 ~		175	116
Countrywide Home Loan Mortgage Pass-Through Trust
5.540% due 09/20/2036 ~		68	61
5.669% due 05/25/2035 •(k)		4,220	2,639
Credit Suisse Commercial Mortgage Trust
5.737% due 01/15/2049 ~(k)		11,070	6,164
6.278% due 06/15/2034 •(k)		4,573	4,284
Credit Suisse First Boston Mortgage Securities Corp.
4.981% due 07/15/2037 ~		21	18
5.049% due 12/25/2033 ~		515	472
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		524	349
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.828% due 08/15/2037 ~(k)		3,580	3,381
3.904% due 11/10/2032 ~		4,900	978
4.038% due 10/27/2036 •(k)		12,358	8,682
4.377% due 11/27/2037 ~(k)		3,770	3,612
6.500% due 07/25/2036		488	114
6.611% due 07/15/2038 •(k)		6,010	5,458
8.564% due 06/27/2037 ~		1,069	789
8.744% due 07/15/2032 •(k)		10,000	9,766
9.794% due 07/15/2032 •(k)		22,329	21,820
CTDL Trust 4.750% due 05/25/2055 ~(k)		894	812
DBGS Mortgage Trust
4.334% due 04/10/2037 ~(k)		21,777	14,433
9.361% due 10/15/2036 •(k)		6,000	3,899
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 4.387% due 09/28/2036 ~(k)		3,377	2,525
DOLP Trust 3.704% due 05/10/2041 ~(k)		15,450	9,299
DROP Mortgage Trust 7.961% due 10/15/2043 •(k)		5,806	4,766
Eleven Madison Mortgage Trust 3.673% due 09/10/2035 ~(k)		2,575	2,507
Eurosail PLC
4.307% due 03/13/2045 •	EUR	250	244
5.399% due 06/13/2045 •(k)	GBP	1,792	2,309
6.449% due 06/13/2045 •(k)		5,421	5,890
8.599% due 06/13/2045 ~(k)		1,525	1,552
9.099% due 06/13/2045 •(k)		1,781	1,976
Extended Stay America Trust 8.911% due 07/15/2038 •(k)		$19,625	19,658
FIAC 0.000% due 06/25/2039 «	GBP	1,000	0
Fontainebleau Miami Beach Trust 4.095% due 12/10/2036 ~(k)		$9,700	9,522
Freddie Mac
10.780% due 01/25/2034 •(k)		14,300	16,119
11.530% due 09/25/2041 •(k)		3,700	3,882
12.780% due 10/25/2041 •(k)		20,205	21,791
13.780% due 02/25/2042 •(k)		1,600	1,764
Fremont Home Loan Trust 7.069% due 01/25/2034 •(k)		1,883	1,639
GC Pastor Hipotecario FTA 3.625% due 06/21/2046 •(k)	EUR	2,960	3,003
GCT Commercial Mortgage Trust
6.011% due 02/15/2038 •(k)		$14,530	13,088
8.561% due 02/15/2038 •		12,000	302
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		744	726

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

GreatHall Mortgages PLC 0.000% due 06/25/2039 «	GBP	1,000	11,504
GS Mortgage Securities Corp. Trust
4.744% due 10/10/2032 ~(k)		$5,820	5,739
8.614% due 12/15/2036 •(k)		9,240	9,032
GS Mortgage Securities Trust 3.932% due 10/10/2035 ~(k)		3,000	2,606
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~(a)		98,495	2,671
0.000% due 12/25/2060 ~		90	86
0.165% due 12/25/2060 ~(a)		85,541	578
3.976% due 12/25/2060 ~(k)		20,531	13,805
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~(a)		80,319	696
0.000% due 07/25/2059 ~		1	1
3.812% due 07/25/2059 ~(k)		6,871	4,633
GSMSC Resecuritization Trust 2.136% due 09/26/2037 ~(k)		39,163	15,767
HarborView Mortgage Loan Trust
5.559% due 12/19/2036 •(k)		2,312	2,173
5.739% due 03/19/2035 •(k)		1,436	1,276
Harbour PLC 7.008% due 01/28/2054 •(k)	GBP	4,300	5,743
Hilton USA Trust
5.519% due 11/05/2035		$3,000	375
6.155% due 11/05/2035		1,250	78
HPLY Trust
8.382% due 11/15/2036 •(k)		13,408	13,338
9.132% due 11/15/2036 •(k)		3,901	3,877
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (k)		6,687	2,613
Impac CMB Trust
5.249% due 11/25/2035 •		1,010	885
5.489% due 11/25/2035 •(k)		9,069	8,026
JP Morgan Alternative Loan Trust
4.573% due 12/25/2036 ~(k)		12,428	9,939
5.389% due 03/25/2037 •(k)		1,467	1,253
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~(k)		1,846	201
3.500% due 07/15/2047 ~		6,441	624
3.990% due 12/05/2038 ~		1,250	183
3.990% due 12/05/2038		1,400	291
6.014% due 06/15/2049 ~(k)		14,813	3,418
6.511% due 03/15/2036 •(k)		1,400	1,241
6.711% due 09/15/2029 •(k)		652	611
7.961% due 12/15/2036 •(k)		4,240	292
8.394% due 02/15/2035 •(k)		21,287	20,541
8.726% due 11/15/2038 •(k)		12,000	11,829
8.851% due 06/15/2038 •(k)		5,000	3,110
9.061% due 03/15/2036 •(k)		5,000	1,969
9.394% due 02/15/2035 •(k)		7,972	7,681
9.476% due 11/15/2038 •(k)		2,756	2,697
10.061% due 03/15/2036 •		400	61
11.601% due 11/15/2038 •(k)		21,526	20,521
JP Morgan Mortgage Trust 5.822% due 06/25/2036 ~		7	5
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)(k)		7,455	1,518
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		400	35,247
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~(k)		22,339	13,694
Ludgate Funding PLC 0.000% due 12/01/2060 «~	GBP	750,000	1,276
LUXE Commercial Mortgage Trust 8.464% due 10/15/2038 •(k)		$26,640	26,607
Mansard Mortgages PLC 8.666% due 10/15/2048 •(k)	GBP	1,913	2,323
MASTR Adjustable Rate Mortgages Trust 5.013% due 04/25/2035 ~		$721	510
Merrill Lynch Mortgage Investors Trust
5.704% due 07/25/2029 •		309	284
6.319% due 07/25/2029 •		35	21
MFT Trust 3.593% due 02/10/2042 ~(k)		12,386	6,430
Morgan Stanley Capital Trust
3.912% due 09/09/2032 (k)		12,000	10,518
5.994% due 08/15/2033 •(k)		6,331	5,226
6.711% due 05/15/2036 •(k)		4,500	1,475
7.094% due 06/15/2035 •		1,200	164
7.594% due 11/15/2034 •(k)		2,500	2,469
8.544% due 11/15/2034 •(k)		21,060	20,866
9.744% due 11/15/2034 •(k)		6,258	6,206
Morgan Stanley Mortgage Capital Holdings Trust 3.865% due 09/13/2039 ~(k)		8,006	5,938

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

MorganStanley Mortgage Loan Trust 6.994% due 07/25/2034 •(k)		420	420
Morgan Stanley Re-REMIC Trust 4.373% due 06/26/2046 ~(k)		8,897	7,930
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		19	18
Mortgage Funding PLC 8.299% due 03/13/2046 •(k)	GBP	1,700	2,278
MRCD Mortgage Trust
2.718% due 12/15/2036 (k)		$11,000	6,001
4.250% due 12/15/2036 ~(k)		5,500	1,769
4.250% due 12/15/2036 (k)		12,000	4,744
MSDB Trust 3.427% due 07/11/2039 ~(k)		3,500	3,228
Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~(k)		5,531	3,706
4.193% due 04/10/2037 ~(k)		7,000	4,761
9.041% due 03/15/2035 •(k)		3,713	3,723
10.290% due 03/15/2035 •(k)		7,463	7,460
New Residential Mortgage Loan Trust 3.997% due 07/25/2059 ~(k)		22,875	16,555
New York Mortgage Trust 6.558% due 08/25/2061 þ(k)		4,474	4,081
Nomura Resecuritization Trust
3.746% due 07/26/2035 ~		242	213
4.105% due 10/26/2036 •(k)		7,524	6,784
RBSSP Resecuritization Trust 6.092% due 10/26/2037 •(k)		2,364	1,199
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037		121	99
Residential Asset Securitization Trust 5.750% due 03/25/2037		1,785	547
Seasoned Credit Risk Transfer Trust
3.813% due 05/25/2057 ~(k)		35,109	14,919
3.836% due 11/25/2059 ~(k)		20,575	9,684
4.357% due 05/25/2064 «~		7,200	3,564
5.000% due 04/25/2062 ~(k)		6,500	5,775
Sequoia Mortgage Trust
6.020% due 10/20/2035 •		65	57
6.050% due 07/20/2033 •		30	27
6.530% due 12/20/2032 •		134	106
SFO Commercial Mortgage Trust 8.111% due 05/15/2038 •(k)		10,000	8,682
SMRT Commercial Mortgage Trust
7.797% due 01/15/2039 •(k)		11,350	10,838
8.447% due 01/15/2039 •(k)		5,442	5,152
Soho Trust 2.786% due 08/10/2038 ~		10,250	5,654
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		800	584
Starwood Mortgage Trust
8.261% due 04/15/2034 •(k)		7,024	6,849
9.261% due 04/15/2034 •(k)		6,612	6,391
Structured Adjustable Rate Mortgage Loan Trust
5.499% due 12/25/2034 •(k)		1,883	1,434
5.619% due 10/25/2035 •(k)		4,311	4,083
Structured Asset Mortgage Investments Trust 5.389% due 09/25/2047 •(k)		1,593	1,370
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ(k)		4,478	1,884
TDA Mixto Fondo de Titulizacion de Activos
3.886% due 10/28/2050 •(k)	EUR	25,016	14,589
3.912% due 12/28/2050 •(k)		13,985	13,841
Tudor Rose Mortgages
0.000% due 06/20/2048 (a)	GBP	1	0
0.000% due 06/20/2048 (g)		1	0
7.480% due 06/20/2048 •(k)		4,940	6,389
8.480% due 06/20/2048 •		4,475	3,512
Verus Securitization Trust
0.430% due 10/25/2063 ~(a)(k)		$146,285	116
5.096% due 10/25/2063 ~(a)(k)		146,285	12,973
6.000% due 10/25/2063 ~(k)		8,976	7,838
7.834% due 06/25/2069 ~		1,000	990
Waikiki Beach Hotel Trust 8.074% due 12/15/2033 •(k)		15,000	14,534
WaMu Mortgage Pass-Through Certificates Trust
5.779% due 05/25/2035 ~(k)		412	302
5.869% due 04/25/2045 •(k)		10,887	8,903
5.893% due 05/25/2047 •(k)		1,095	1,139
5.974% due 07/25/2045 •(k)		6,009	4,788
6.171% due 08/25/2046 •(k)		6,974	5,304
Wells Fargo Commercial Mortgage Trust
0.491% due 12/15/2039 ~(a)(k)		355,000	2,312
3.569% due 12/15/2039 ~(k)		7,935	5,567
3.989% due 09/15/2031 ~(k)		11,000	10,613
5.092% due 12/15/2039 ~(k)		11,535	10,216

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

WellsFargo Mortgage-Backed Securities Trust 7.355% due 08/25/2035 ~(k)		961	742
Worldwide Plaza Trust
3.715% due 11/10/2036 ~(k)		16,000	1,276
3.715% due 11/10/2036 ~		2,465	145

Total Non-Agency Mortgage-Backed Securities (Cost $1,452,057)			1,310,516

ASSET-BACKED SECURITIES 27.9%
510 Loan Acquisition Trust 8.107% due 09/25/2060 þ(k)		4,673	4,716
ABFC Trust 6.019% due 03/25/2035 •(k)		6,399	5,594
Acacia CDO Ltd. 9.350% due 11/08/2039 •(k)		27,882	6,449
Accredited Mortgage Loan Trust
5.259% due 02/25/2037 •(k)		5,235	4,444
6.000% due 10/25/2034 þ(k)		1,863	1,629
ACE Securities Corp. Home Equity Loan Trust
5.389% due 04/25/2036 •(k)		7,944	6,097
5.614% due 12/25/2035 •(k)		3,007	2,487
5.929% due 08/25/2035 •(k)		3,597	2,978
6.244% due 02/25/2035 •(k)		14,369	11,167
7.894% due 06/25/2034 •		988	796
8.344% due 04/25/2034 •		102	85
10.219% due 04/25/2034 •		33	27
Aegis Asset-Backed Securities Trust 7.092% due 03/25/2035 •		3,100	702
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 8.119% due 09/25/2034 •		638	573
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(k)		4,897	4,187
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.989% due 09/25/2034 •		1,399	1,380
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.729% due 02/25/2036 •		180	144
5.764% due 10/25/2035 •(k)		38,294	32,908
Avoca CLO DAC 0.000% due 04/15/2034 ~	EUR	2,250	1,532
Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~(k)		$29,803	2,942
Banco Bilbao Vizcaya Argentaria 4.105% due 03/22/2046 •	EUR	523	332
Bear Stearns Asset-Backed Securities Trust
4.705% due 09/25/2034 •(k)		$5,013	3,852
4.732% due 08/25/2035 •(k)		5,855	5,623
5.944% due 08/25/2036 •(k)		3,921	3,519
6.017% due 12/25/2034 •		393	498
6.694% due 08/25/2034 •		28	28
6.769% due 07/25/2034 •		65	70
Belle Haven ABS CDO Ltd. 8.750% due 07/05/2046 •		96,561	201
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~		4,066	401
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	351
Carvana Auto Receivables Trust 0.000% due 09/12/2028 «(g)		12	850
CDC Mortgage Capital Trust 7.519% due 06/25/2034 •(k)		659	646
Cedar Funding CLO Ltd. 0.000% due 07/20/2037 ~(k)		12,000	5,510
CHEC Loan Trust 5.969% due 07/25/2034 •		55	54
CIT Mortgage Loan Trust 6.719% due 10/25/2037 •(k)		29,727	28,883
Citigroup Mortgage Loan Trust
6.030% due 11/25/2034 þ(k)		4,104	3,537
6.319% due 11/25/2045 •(k)		2,756	2,328
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(g)(k)		22	10,131
6.610% due 06/25/2054 «(k)		2,770	2,875
8.660% due 06/25/2054 «(k)		3,989	4,226
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,897	1,896
8.260% due 12/01/2030 ~(k)		15,419	3,208
8.850% due 12/01/2030 ~(k)		19,044	2,917
Consumer Loan Underlying Bond Certificate Issuer Trust
(2.433%) due 07/15/2044 ~		19	15
(2.249%) due 08/15/2044 «~		20	20
7.136% due 10/17/2044 ~		24	20
10.751% due 11/17/2044 ~		49	40
11.636% due 12/15/2044 ~		43	41
12.340% due 12/15/2044 ~		39	35
13.562% due 03/15/2045 ~		77	70
13.637% due 01/16/2045 ~		95	84

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

14.000% due 03/15/2045 ~		68	64
14.125% due 02/15/2045 ~		87	81
15.601% due 02/15/2045 ~		111	107
18.897% due 04/17/2045 ~		102	96
Coronado CDO Ltd.
6.000% due 09/04/2038 (k)		242	82
6.778% due 09/04/2038 •(k)		1,691	561
Countrywide Asset-Backed Certificates Trust
5.219% due 06/25/2047 •(k)		27,501	24,178
5.269% due 06/25/2047 •(k)		26,400	21,286
5.599% due 06/25/2036 •(k)		4,231	3,930
5.629% due 06/25/2036 •(k)		2,251	2,096
5.929% due 02/25/2036 •(k)		2,390	2,008
6.229% due 01/25/2036 •(k)		3,588	3,218
6.469% due 10/25/2047 •(k)		9,916	8,215
6.844% due 10/25/2035 •(k)		12,490	10,388
7.069% due 08/25/2035 •(k)		3,503	2,843
9.469% due 08/25/2033 •		366	475
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ		978	652
Credit-Based Asset Servicing & Securitization CBO Ltd.
5.538% due 03/13/2047		31,297	3,106
5.543% due 03/13/2047 •		54,782	2,167
8.750% due 09/06/2041 •		21,238	121
8.770% due 03/17/2040 •		51,642	661
Credit-Based Asset Servicing & Securitization LLC
6.283% due 12/25/2036 þ(k)		1,800	1,793
6.767% due 05/25/2035 þ(k)		1,314	1,029
6.769% due 12/25/2033 •		2	3
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(k)		1,380	947
Deutsche Mortgage & Asset Receiving Corp. Resecuritization Trust 0.000% due 12/26/2035 (g)		1,634	1,109
Eaton Vance CLO Ltd. 0.000% due 01/15/2034 ~(k)		14,000	7,204
ECAF Ltd. 3.473% due 06/15/2040 (k)		3,093	2,026
Encore Credit Receivables Trust 5.944% due 11/25/2035 •(k)		13,990	11,516
Exeter Automobile Receivables Trust
0.000% due 09/15/2032 «(g)(k)		21	10,169
0.000% due 12/15/2033 «(g)		17	2,064
First NLC Trust 2.775% due 05/25/2035 •		3,644	2,272
Flagship Credit Auto Trust
0.000% due 12/15/2025 (g)		33	0
0.000% due 12/15/2027 «(g)		20	1,037
0.000% due 12/15/2028 «(g)		8	298
FREED ABS Trust 0.000% due 09/20/2027 «(g)		5	117
Fremont Home Loan Trust
5.449% due 02/25/2036 •(k)		10,547	7,120
7.969% due 05/25/2034 •		24	20
Glacier Funding CDO Ltd. 9.400% due 11/12/2042 «•		33,250	0
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		118	119
GSAMP Trust
5.389% due 05/25/2046 •(k)		27,763	22,982
5.419% due 06/25/2036 •(k)		7,435	6,474
5.629% due 12/25/2035 •(k)		7,139	5,146
5.644% due 12/25/2035 •(k)		20,217	17,090
5.749% due 09/25/2035 •(k)		4,884	4,058
6.319% due 07/25/2045 •		1,283	1,040
6.694% due 08/25/2034 •		545	506
6.844% due 03/25/2034 •(k)		2,380	1,977
7.594% due 12/25/2034 •(k)		9,472	7,628
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	703
Home Equity Asset Trust 5.449% due 08/25/2036 •(k)		$30,257	29,919
Hout Bay Corp.
4.422% due 07/05/2041 •		13,377	2,260
4.622% due 07/05/2041 •		8,111	8
4.752% due 07/05/2041 •		3,290	0
HSI Asset Securitization Corp. Trust 5.779% due 01/25/2036 •(k)		24,675	18,718
Ischus CDO Ltd. 9.050% due 01/05/2040 •(k)		3,113	2,185
JP Morgan Mortgage Acquisition Trust
4.536% due 11/25/2036 þ(k)		1,655	2,094
4.536% due 11/25/2036 þ		600	619
5.419% due 05/25/2036 •		4,478	4,362
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	12,952

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

KnollwoodCDO Ltd. 8.950% due 01/10/2039 •(k)		8,051	3,133
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (k)		5,215	4,825
Lakeside CDO Ltd.
6.102% due 01/03/2040 •(k)		14,637	3,883
6.102% due 01/04/2040 •(k)		19,584	5,195
Lendingpoint Asset Securitization Trust 5.990% due 10/15/2029		975	901
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(g)		2,300	229
0.000% due 04/15/2028 «(g)		2,900	299
LNR CDO Ltd. 5.646% due 02/28/2043 •		2,058	16
Long Beach Mortgage Loan Trust
6.094% due 06/25/2035 •(k)		15,031	13,588
6.119% due 09/25/2034 •		182	187
6.844% due 04/25/2035 •(k)		4,361	3,276
6.919% due 09/25/2034 •		64	69
9.469% due 10/25/2034 •		1,050	914
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,594	72
Margate Funding Ltd.
5.316% due 12/04/2044 •(k)		$37,095	7,747
5.586% due 12/04/2044 ^•(d)		8,718	146
Marlette Funding Trust
0.000% due 07/17/2028 «(g)		10	1
0.000% due 04/16/2029 «(g)		17	15
0.000% due 07/16/2029 «(g)		4	13
0.000% due 03/15/2030 «(g)		11	210
MASTR Asset-Backed Securities Trust
5.584% due 01/25/2036 •(k)		9,052	8,324
10.819% due 12/25/2032 •		442	320
Mercury CDO Ltd. 6.272% due 12/08/2040 •(k)		5,845	5,335
Merrill Lynch Mortgage Investors Trust
5.839% due 05/25/2036 •(k)		4,464	3,925
6.814% due 01/25/2035 •		58	57
7.114% due 04/25/2035 •		661	597
7.894% due 01/25/2035 •		272	226
MKP CBO Ltd.
8.800% due 07/12/2040 •(k)		792	794
9.000% due 07/12/2040 •(k)		44,000	11,162
Morgan Stanley ABS Capital, Inc. Trust
5.039% due 10/25/2036 •		205	111
5.524% due 01/25/2036 •(k)		3,698	3,026
5.674% due 11/25/2035 •(k)		5,825	5,100
6.034% due 03/25/2035 •(k)		8,556	7,300
6.694% due 07/25/2034 •		44	47
6.769% due 07/25/2034 •		15	14
6.919% due 05/25/2034 •		9	12
10.219% due 07/25/2034 •		550	517
10.594% due 09/25/2033 •(k)		1,543	1,477
Morgan Stanley Home Equity Loan Trust 6.034% due 05/25/2035 •(k)		5,592	5,062
N-Star REL CDO Ltd. 5.735% due 02/01/2041 •		581	0
National Collegiate Commutation Trust 3.748% due 06/01/2045		22,875	1,381
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.584% due 11/25/2035 •(k)		11,140	7,833
6.049% due 09/25/2035 •(k)		3,000	2,632
NovaStar Mortgage Funding Trust 5.854% due 01/25/2036 •(k)		4,494	3,822
Option One Mortgage Loan Trust Asset-Backed Certificates 5.869% due 11/25/2035 •(k)		6,046	5,216
Orient Point CDO Ltd. 5.853% due 10/03/2045 •(k)		109,519	31,837
Palisades CDO Ltd.
5.650% due 07/22/2039 (k)		1,959	513
9.450% due 07/22/2039 •(k)		20,961	8,097
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.884% due 09/25/2035 •(k)		18,631	14,338
6.439% due 01/25/2035 •(k)		1,730	1,413
6.919% due 02/25/2035 •(k)		6,028	4,982
7.069% due 12/25/2034 •(k)		17,157	13,726
PRET LLC 3.844% due 07/25/2051 þ		1,003	950
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(k)		2,546	1,585
Residential Asset Mortgage Products Trust 5.509% due 03/25/2036 •(k)		15,728	12,857
Rockford Tower CLO Ltd. 0.000% due 01/20/2036 «~		8,300	6,039
Rockt Park CLO Ltd. 1.000% due 01/20/2032 «		8,300	94

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

RR7 Ltd. 0.000% due 01/15/2120 ~(k)		5,000	2,457
Saxon Asset Securities Trust 5.769% due 09/25/2047 •(k)		21,892	17,283
Securitized Asset-Backed Receivables LLC Trust
5.944% due 12/25/2034 •(k)		1,605	1,446
5.944% due 04/25/2035 •(k)		1,201	1,083
SG Mortgage Securities Trust 5.329% due 02/25/2036 •(k)		4,491	2,262
Sierra Madre Funding Ltd.
5.612% due 09/07/2039 •(k)		9,027	5,771
5.872% due 09/07/2039 •(k)		16,000	5,112
6.112% due 09/07/2039 •		10,400	2,898
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(g)		15	687
0.000% due 09/18/2046 «(g)		10	2,592
0.000% due 10/15/2048 «(g)		15	3,915
0.000% due 09/15/2054 «(g)(k)		18,350	21,574
0.000% due 02/16/2055 «(g)		8	7,951
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(g)		4,400	410
Solstice ABS CBO Ltd. 10.050% due 03/15/2039 •(k)		8,662	2,713
Soundview Home Loan Trust
5.344% due 10/25/2036 •(k)		25,419	23,604
5.434% due 06/25/2036 •(k)		10,065	8,880
6.769% due 03/25/2030 •		18	14
South Coast Funding Ltd.
6.539% due 08/06/2039 •(k)		23,325	8,187
8.739% due 08/06/2039 ^•(d)		39,063	4
Start Ltd. 4.089% due 03/15/2044		1,856	1,792
Structured Asset Investment Loan Trust
5.469% due 06/25/2036 •(k)		15,000	5,630
5.719% due 10/25/2035 •(k)		19,026	15,491
5.944% due 06/25/2035 •(k)		7,936	7,130
Structured Asset Securities Corp. 6.169% due 02/25/2035 •		414	419
Structured Asset Securities Corp. Mortgage Loan Trust 5.199% due 02/25/2037 •(k)		17,255	14,696
Summer Street Ltd. 5.506% due 12/06/2045 •(k)		45,954	11,012
Terwin Mortgage Trust
4.271% due 07/25/2036 þ(k)		455	335
5.509% due 07/25/2037 •(k)		11,139	10,316
Wells Fargo Home Equity Asset-Backed Securities Trust 7.519% due 11/25/2035 •		250	241
Woolworths Holdings Ltd.
9.500% due 01/01/2026 «		5,935	5,960
9.500% due 08/01/2027 «		7,861	7,894

Total Asset-Backed Securities (Cost $1,109,667)			864,196

SOVEREIGN ISSUES 1.6%
Argentina Government International Bond
0.750% due 07/09/2030 þ(k)		931	524
1.000% due 07/09/2029 (k)		949	619
4.125% due 07/09/2035 þ(k)		1,209	564
El Salvador Government International Bond
0.250% due 04/17/2030 (a)		11,550	267
9.250% due 04/17/2030		11,550	11,510
Ghana Government International Bond
6.375% due 02/11/2027 ^(d)		1,100	577
7.875% due 02/11/2035 ^(d)		1,100	585
8.750% due 03/11/2061 ^(d)		400	215
Russia Government International Bond
5.100% due 03/28/2035		800	337
5.625% due 04/04/2042		6,200	4,247
Turkey Government International Bond
50.000% due 09/06/2028 ~	TRY	778,100	22,548
51.594% due 05/20/2026 ~		1,100	32
51.594% due 08/19/2026 ~		900	26
51.594% due 05/17/2028 ~		155,800	4,529
Ukraine Government International Bond
0.000% due 02/01/2030 þ(h)		$246	108
0.000% due 02/01/2034 þ(h)		921	315
0.000% due 02/01/2035 þ(h)		778	341
0.000% due 02/01/2036 þ(h)		648	282
1.750% due 02/01/2034 þ		1,329	593
1.750% due 02/01/2035 þ		1,606	698
1.750% due 02/01/2036 þ		1,575	677
Venezuela Government International Bond
6.000% due 06/30/2049		85	10
8.250% due 10/13/2024 ^(d)		650	91

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

9.250% due 09/15/2027 ^(d)	65	10

Total Sovereign Issues (Cost $47,656)		49,705

	SHARES
COMMON STOCKS 4.7%
COMMUNICATION SERVICES 2.4%
Clear Channel Outdoor Holdings, Inc.(e)	725,704	1,161
iHeartMedia, Inc. 'A'(e)	171,118	317
iHeartMedia, Inc. 'B'«(e)	132,822	221
Promotora de Informaciones SA 'A'(e)	2,330,820	843
Syniverse Holdings, Inc.«(j)	39,943,105	38,865
Windstream Units«(e)	1,366,195	31,705

		73,112

CONSUMER DISCRETIONARY 0.7%
Caesars Entertainment, Inc.(e)	1	0
Neiman Marcus Group Ltd. LLC«(e)(j)	178,186	23,404
West Marine«(e)(j)	3,579	22

		23,426

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV«(e)(j)	233,504,654	0

FINANCIALS 1.3%
Banca Monte dei Paschi di Siena SpA	3,581,000	20,657
Corestate Capital Holding SA«(e)(j)	632,951	0
Intelsat Emergence SA«(j)	670,263	19,911
UBS Group AG	5,143	158

		40,726

INDUSTRIALS 0.3%
Mcdermott International Ltd.(e)	57,729	12
NAC Aviation«(e)(j)	531,558	10,188
Westmoreland Mining Holdings«(e)(j)	89,637	78
Westmoreland Mining LLC«(e)(j)	90,975	387

		10,665

Total Common Stocks (Cost $132,989)		147,929

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028«	6,096	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027«	1,401	2

Total Warrants (Cost $11,798)		2

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Uniti Group, Inc.	403,446	2,275

Total Real Estate Investment Trusts (Cost $2,554)		2,275

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
U.S. TREASURY BILLS 1.3%
4.928% due 10/08/2024 - 12/19/2024 (f)(g)(n)	$40,744	40,544

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

Total Short-Term Instruments (Cost $40,537)		40,544

Total Investments in Securities (Cost $4,973,778)		4,415,307

	SHARES
INVESTMENTS IN AFFILIATES 17.8%
COMMON STOCKS 7.3%
AFFILIATED INVESTMENTS 7.3%
Amsurg Equity«(j)	2,562,021	138,167
Market Garden Dogwood LLC«(j)	85,000,000	87,043

		225,210

Total Common Stocks (Cost $192,054)		225,210

SHORT-TERM INSTRUMENTS 10.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.5%
PIMCO Short-Term Floating NAV Portfolio III	33,569,256	326,863

Total Short-Term Instruments (Cost $326,621)		326,863

Total Investments in Affiliates (Cost $518,675)		552,073

Total Investments 160.2% (Cost $5,492,453)		$4,967,380
Financial Derivative Instruments(l)(m)(0.2)%(Cost or Premiums, net $30,874)		(4,969)
Other Assets and Liabilities, net (60.0)%		(1,861,249)

Net Assets 100.0%		$3,101,162

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		Principal only security.
(c)		Payment in-kind security.
(d)		Security is not accruing income as of the date of this report.
(e)		Security did not produce income within the last twelve months.
(f)		Coupon represents a weighted average yield to maturity.
(g)		Zero coupon security.
(h)		Security becomes interest bearing at a future date.
(i)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity		11/02/2023 - 11/06/2023		$107,054	$138,166	4.46%
Corestate Capital Holding SA		08/22/2023		0	0	0.00
Intelsat Emergence SA		06/19/2017 - 02/23/2024		42,757	19,911	0.64
Market Garden Dogwood LLC		03/13/2024		85,000	87,044	2.81
NAC Aviation		06/01/2022 - 07/27/2022		12,462	10,188	0.33
Neiman Marcus Group Ltd. LLC		09/25/2020		5,828	23,404	0.75
Steinhoff International Holdings NV		06/30/2023 - 10/30/2023		0	0	0.00
Syniverse Holdings, Inc. 12.500%		05/12/2022 - 05/31/2024		39,320	38,865	1.25
West Marine		09/12/2023		52	22	0.00
Westmoreland Mining Holdings		04/09/2018 - 06/30/2023		726	78	0.00
Westmoreland Mining LLC		06/30/2023		603	387	0.01

				$293,802	$318,065	10.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BNY	5.940%	07/08/2024	01/08/2025		$(53,851)	$(54,665)
	5.940	08/09/2024	02/10/2025		(3,423)	(3,455)
	5.940	08/28/2024	02/28/2025		(3,862)	(3,885)
BOS	5.840	08/26/2024	12/27/2024		(1,656)	(1,666)
	5.940	08/26/2024	12/27/2024		(4,432)	(4,460)
	5.990	08/26/2024	12/27/2024		(2,711)	(2,729)
	6.140	09/13/2024	01/13/2025		(2,975)	(2,985)
BPS	3.710	09/18/2024	TBD(2)	EUR	(1,741)	(1,941)
	5.350	09/20/2024	TBD(2)		$(22,326)	(22,362)
	5.510	06/21/2024	10/24/2024		(13,256)	(13,480)
	5.530	09/10/2024	12/10/2024		(20,368)	(20,434)
	5.590	08/16/2024	02/14/2025		(11,237)	(11,324)
	5.690	08/16/2024	11/15/2024		(6,705)	(6,753)
	5.770	08/30/2024	12/02/2024		(1,944)	(1,954)
	5.830	07/29/2024	10/29/2024		(58)	(58)
	5.830	08/23/2024	11/21/2024		(5,644)	(5,680)
	5.900	07/03/2024	10/03/2024		(3,902)	(3,959)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

	6.070	08/16/2024	02/14/2025		(50,978)	(51,406)
	6.090	07/29/2024	01/21/2025		(104,614)	(105,830)
	6.390	08/16/2024	02/14/2025		(17,629)	(17,784)
BRC	3.500	09/20/2024	TBD(2)		(6,003)	(6,010)
	5.150	09/20/2024	TBD(2)		(810)	(812)
	5.200	09/20/2024	TBD(2)		(436)	(437)
	5.450	09/20/2024	TBD(2)		(6,844)	(6,856)
	5.790	09/16/2024	12/16/2024		(8,820)	(8,841)
	5.810	09/20/2024	TBD(2)		(6,533)	(6,545)
	5.840	09/09/2024	03/10/2025		(26,441)	(26,535)
	5.890	09/09/2024	03/10/2025		(19,963)	(20,035)
	5.940	09/09/2024	03/10/2025		(7,089)	(7,115)
	6.000	08/26/2024	02/26/2025		(8,450)	(8,501)
	6.090	08/20/2024	11/20/2024		(2,894)	(2,916)
	6.090	09/12/2024	01/10/2025		(45,467)	(45,624)
	6.090	09/26/2024	01/24/2025		(11,937)	(11,947)
	6.140	07/29/2024	11/26/2024		(24,537)	(24,824)
	6.190	08/20/2024	11/20/2024		(120)	(121)
	6.220	08/20/2024	11/20/2024		(11,141)	(11,221)
	6.247	07/17/2024	10/17/2024	GBP	(10,734)	(14,532)
	6.320	08/28/2024	11/26/2024		$(1,823)	(1,834)
	6.370	08/13/2024	11/13/2024		(2,699)	(2,722)
	6.400	07/12/2024	10/09/2024		(700)	(710)
	6.400	08/09/2024	11/07/2024		(9,720)	(9,812)
	6.420	08/05/2024	02/05/2025		(7,466)	(7,542)
	6.440	08/01/2024	11/01/2024		(6,953)	(7,029)
	6.448	07/29/2024	10/29/2024		(2,144)	(2,168)
	6.530	08/07/2024	11/07/2024		(3,873)	(3,911)
	6.550	07/11/2024	10/09/2024		(13,397)	(13,597)
	6.570	07/02/2024	10/02/2024		(6,906)	(7,021)
	6.580	08/07/2024	11/07/2024		(588)	(594)
BYR	5.320	08/19/2024	11/19/2024		(2,523)	(2,540)
	5.320	08/23/2024	11/21/2024		(2,597)	(2,613)
	5.320	09/30/2024	11/19/2024		(220)	(220)
	5.360	09/09/2024	01/09/2025		(24,216)	(24,300)
CDC	5.390	09/16/2024	01/14/2025		(1,145)	(1,147)
	5.680	07/23/2024	10/23/2024		(1,394)	(1,409)
	5.690	09/09/2024	01/07/2025		(634)	(636)
DBL	3.912	08/15/2024	02/17/2025	EUR	(4,601)	(5,148)
	5.431	09/18/2024	12/18/2024	GBP	(3,226)	(4,321)
	5.716	08/20/2024	12/20/2024		(1,046)	(1,408)
	5.725	09/13/2024	11/08/2024		$(1,033)	(1,036)
	5.925	09/13/2024	11/08/2024		(3,156)	(3,165)
	6.325	09/13/2024	11/08/2024		(6,064)	(6,083)
	6.375	09/13/2024	11/08/2024		(1,096)	(1,100)
	6.425	09/13/2024	11/08/2024		(4,147)	(4,160)
	6.475	09/13/2024	11/08/2024		(15,146)	(15,195)
	6.500	09/13/2024	11/08/2024		(11,287)	(11,324)
	6.525	09/13/2024	11/08/2024		(10,723)	(10,758)
	6.550	09/13/2024	11/08/2024		(4,938)	(4,954)
	6.575	09/13/2024	11/08/2024		(53,785)	(53,962)
	6.625	09/13/2024	11/08/2024		(12,119)	(12,160)
	6.650	09/13/2024	11/08/2024		(10,350)	(10,385)
	6.655	09/13/2024	11/08/2024		(5,552)	(5,571)
	6.725	09/13/2024	11/08/2024		(8,280)	(8,308)
	6.750	09/13/2024	11/08/2024		(1,390)	(1,395)
	6.775	09/13/2024	11/08/2024		(1,640)	(1,646)
	6.825	09/13/2024	11/08/2024		(9,192)	(9,224)
DEU	5.150	09/20/2024	TBD(2)		(11,238)	(11,255)
	5.560	09/10/2024	12/10/2024		(37,281)	(37,402)
	5.560	09/30/2024	12/10/2024		(12,501)	(12,503)
	5.660	08/13/2024	11/13/2024		(13,363)	(13,466)
	5.790	07/29/2024	10/28/2024		(1,502)	(1,517)
GLM	5.270	09/27/2024	06/24/2025		(6,447)	(6,451)
	5.320	09/27/2024	06/24/2025		(5,596)	(5,600)
	6.180	02/08/2024	10/29/2024		(47,465)	(49,537)
	6.180	03/19/2024	10/29/2024		(7,186)	(7,447)
	6.380	02/08/2024	10/29/2024		(24,759)	(25,873)
	6.570	01/30/2024	10/29/2024		(2,683)	(2,803)
	6.790	01/30/2024	10/29/2024		(13,435)	(14,056)
IND	5.380	09/18/2024	12/17/2024		(4,969)	(4,979)
	5.400	09/18/2024	02/18/2025		(17,976)	(18,011)
	5.480	09/27/2024	12/30/2024		(15,815)	(15,825)
	5.720	09/03/2024	12/03/2024		(379)	(381)
	5.750	08/28/2024	11/25/2024		(5,612)	(5,642)
	5.750	08/28/2024	12/02/2024		(4,596)	(4,621)
	5.860	08/22/2024	11/22/2024		(4,089)	(4,115)
JML	5.710	09/19/2024	11/19/2024	GBP	(3,635)	(4,869)
	5.860	09/19/2024	11/19/2024		(1,035)	(1,386)
	6.118	07/19/2024	10/21/2024		(888)	(1,201)
JPS	2.500	09/20/2024	11/12/2024		$(1,619)	(1,620)
	6.100	08/01/2024	11/01/2024		(781)	(789)
	6.325	07/02/2024	10/02/2024		(2,420)	(2,458)
	6.475	07/02/2024	10/02/2024		(2,549)	(2,591)
	6.550	08/01/2024	11/01/2024		(10,965)	(11,087)
	6.725	07/02/2024	10/02/2024		(1,657)	(1,685)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

MBC	5.700	09/19/2024	01/20/2025	GBP	(3,535)	(4,735)
MEI	3.620	09/23/2024	10/04/2024	EUR	(3,638)	(4,053)
	3.650	09/18/2024	10/04/2024		(3,213)	(3,581)
	3.800	09/23/2024	10/04/2024		(23,623)	(26,318)
	5.000	09/20/2024	10/18/2024		$(125)	(125)
	6.050	09/18/2024	12/18/2024	GBP	(10,303)	(13,804)
MSB	4.058	09/20/2024	11/20/2024	EUR	(5,461)	(6,086)
	5.266	09/20/2024	12/20/2024	GBP	(1,523)	(2,039)
	5.469	09/20/2024	03/20/2025		(5,532)	(7,408)
	5.785	07/19/2024	01/20/2025		(11,169)	(15,103)
	5.790	08/26/2024	02/24/2025		$(3,698)	(3,722)
	5.940	08/26/2024	02/24/2025		(2,264)	(2,278)
	6.040	09/17/2024	03/17/2025		(2,110)	(2,116)
	6.090	07/17/2024	01/13/2025		(8,031)	(8,143)
	6.090	09/04/2024	03/03/2025		(48,928)	(49,170)
	6.140	09/17/2024	03/17/2025		(2,083)	(2,089)
	6.190	06/04/2024	12/02/2024		(1,724)	(1,762)
	6.190	07/17/2024	01/13/2025		(315)	(319)
	6.190	09/04/2024	03/03/2025		(10,519)	(10,572)
	6.492	08/02/2024	11/01/2024		(2,483)	(2,509)
MZF	5.780	09/12/2024	03/11/2025		(116,944)	(117,300)
	5.930	09/12/2024	03/11/2025		(4,982)	(4,998)
NOM	5.180	09/20/2024	TBD(2)		(487)	(488)
RCE	3.680	09/20/2024	12/20/2024	EUR	(2,363)	(2,633)
	4.335	08/05/2024	02/05/2025		(8,364)	(9,377)
	5.440	09/18/2024	12/18/2024	GBP	(1,440)	(1,929)
RCY	5.650	09/09/2024	10/07/2024		$(6,353)	(6,375)
RTA	5.430	09/20/2024	12/19/2024		(7,095)	(7,108)
	5.530	09/19/2024	01/21/2025		(1,947)	(1,951)
	5.630	09/09/2024	01/09/2025		(25,106)	(25,200)
	5.880	09/19/2024	01/21/2025		(13,070)	(13,098)
	5.930	05/08/2024	11/01/2024		(917)	(941)
	5.930	08/02/2024	02/03/2025		(1,894)	(1,915)
	5.930	08/09/2024	02/10/2025		(3,425)	(3,458)
	5.950	08/09/2024	02/10/2025		(3,067)	(3,096)
	5.980	08/09/2024	02/10/2025		(2,553)	(2,578)
	5.980	09/09/2024	01/09/2025		(4,012)	(4,028)
	5.990	08/09/2024	02/10/2025		(2,301)	(2,323)
	6.000	08/02/2024	02/03/2025		(1,570)	(1,587)
	6.000	08/09/2024	02/10/2025		(19,726)	(19,915)
	6.010	08/02/2024	02/03/2025		(10,551)	(10,666)
	6.010	08/09/2024	02/10/2025		(6,198)	(6,258)
	6.030	08/09/2024	02/10/2025		(10,722)	(10,825)
	6.030	09/09/2024	01/09/2025		(7,349)	(7,378)
	6.030	10/01/2024	11/15/2024		(5,915)	(5,915)
	6.040	09/17/2024	11/01/2024		(5,929)	(5,943)
	6.080	05/08/2024	11/01/2024		(11,467)	(11,773)
	6.080	07/08/2024	10/08/2024		(14,402)	(14,626)
	6.080	08/09/2024	02/10/2025		(3,935)	(3,974)
	6.080	09/09/2024	01/09/2025		(8,339)	(8,373)
	6.090	08/09/2024	02/10/2025		(1,045)	(1,055)
	6.110	08/09/2024	02/10/2025		(13,468)	(13,599)
	6.180	09/09/2024	01/09/2025		(2,714)	(2,725)
	6.200	08/09/2024	02/10/2025		(733)	(741)
	6.230	09/09/2024	01/09/2025		(1,763)	(1,770)
SBI	6.505	07/30/2024	01/27/2025		(2,670)	(2,700)
	6.605	07/30/2024	01/27/2025		(3,504)	(3,544)
SOG	5.510	08/16/2024	11/18/2024		(2,555)	(2,573)
	5.750	07/11/2024	10/09/2024		(1,094)	(1,109)
	5.830	07/24/2024	10/24/2024		(27,591)	(27,899)
	5.870	07/09/2024	10/09/2024		(18,655)	(18,910)
	6.040	07/16/2024	01/16/2025		(12,106)	(12,274)
	6.040	08/22/2024	02/21/2025		(7,090)	(7,142)
	6.040	09/13/2024	03/13/2025		(14,317)	(14,364)
	6.090	08/16/2024	02/14/2025		(2,913)	(2,937)
	6.090	08/22/2024	02/21/2025		(6,389)	(6,435)
	6.090	09/13/2024	03/13/2025		(4,325)	(4,339)
UBS	3.680	09/18/2024	TBD(2)	EUR	(351)	(392)
	4.020	09/06/2024	12/06/2024		(2,468)	(2,755)
	5.120	10/02/2024	01/03/2025		$(3,843)	(3,843)
	5.170	10/02/2024	01/03/2025		(12,212)	(12,212)
	5.220	10/02/2024	01/03/2025		(2,101)	(2,101)
	5.800	07/02/2024	10/02/2024		(18,131)	(18,397)
	5.800	09/30/2024	10/08/2024		(1,316)	(1,316)
	5.850	07/24/2024	10/24/2024		(6,696)	(6,771)
	6.130	09/04/2024	12/04/2024		(21,580)	(21,679)
	6.270	08/07/2024	11/07/2024		(230)	(232)
	6.290	04/16/2024	10/16/2024		(6,491)	(6,682)
	6.320	08/07/2024	11/07/2024		(6,230)	(6,290)
	6.390	07/23/2024	10/23/2024		(3,321)	(3,362)
	6.490	07/23/2024	10/23/2024		(28,848)	(29,212)
	6.520	07/02/2024	10/02/2024		(3,699)	(3,760)
	6.540	04/16/2024	10/16/2024		(17,455)	(17,988)
	6.550	04/26/2024	10/29/2024		(1,995)	(2,053)
	6.570	07/02/2024	10/02/2024		(11,976)	(12,175)
	6.620	07/02/2024	10/02/2024		(17,482)	(17,774)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

WFS	6.320	09/27/2024	01/03/2025	(10,562)	(10,570)

Total Reverse Repurchase Agreements	$(1,855,601)

(k)	Securities with an aggregate market value of $2,456,342 and cash of $5,881 have been pledged as collateral under the terms of master agreements as of September 30, 2024.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2024 was $(1,815,007) at a weighted average interest rate of 6.307%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	282	$(67,652)	$(104)	$63	$0
3-Month SOFR Active Contract December Futures	03/2026	68	(16,490)	(56)	15	0
3-Month SOFR Active Contract June Futures	09/2025	165	(39,926)	(114)	54	0
3-Month SOFR Active Contract March Futures	06/2025	180	(43,418)	(93)	56	0
3-Month SOFR Active Contract March Futures	06/2026	64	(15,524)	(59)	12	0
3-Month SOFR Active Contract September Futures	12/2024	141	(33,583)	56	8	0
3-Month SOFR Active Contract September Futures	12/2025	53	(12,844)	(39)	15	0

Total Futures Contracts	$(409)	$223	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	86,100	$1,462	$402	$1,864	$0	$(46)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	9,000	874	1,474	2,348	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	4,600	512	304	816	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	18,100	1,978	10,709	12,687	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	$128,500	(9)	3,704	3,695	28	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024	677,400	(32,452)	9,839	(22,613)	0	(104)
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	64,400	7	1,843	1,850	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	10,300	5	406	411	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.400	Annual	09/16/2026	305,600	351	5,004	5,355	0	(528)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	11,500	(373)	(223)	(596)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	09/15/2027	236,100	367	5,354	5,721	0	(482)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	2,500	20	(89)	(69)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	03/21/2028	340,000	377	8,528	8,905	0	(786)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	58,100	(1,904)	(475)	(2,379)	0	(138)
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028	93,400	(21)	7,690	7,669	228	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	56,100	622	(308)	314	0	(149)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/15/2029	24,000	94	633	727	0	(65)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029	59,000	3,100	(4,094)	(994)	0	(159)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	89,300	(1,675)	173	(1,502)	239	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/21/2030	233,100	71	7,383	7,454	0	(678)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/16/2031	48,200	211	1,564	1,775	0	(146)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	84,400	10,215	(113)	10,102	247	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		44,600	316	(317)	(1)	0	(138)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,250	(11)	50	39	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	09/20/2050		24,300	45	10,348	10,393	56	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		74,500	13,419	17,382	30,801	177	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		117,100	20,294	14,250	34,544	363	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,000	10,116	3,081	13,197	121	0
Pay	1-Year BRL-CDI	10.400	Maturity	01/02/2025	BRL	720,000	0	(188)	(188)	0	(3)
Receive	1-Year BRL-CDI	11.088	Maturity	01/02/2025		712,200	83	(176)	(93)	3	0
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025		2,600	0	(13)	(13)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		1,800	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		2,200	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		5,900	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		9,900	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		5,000	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		4,900	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		9,900	0	(5)	(5)	0	0
Receive	1-Year BRL-CDI	11.115	Maturity	01/04/2027		290,000	0	955	955	58	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		3,200	0	(23)	(23)	0	(1)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		1,600	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		1,600	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		800	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		3,600	0	(14)	(14)	0	(1)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		8,500	0	(26)	(26)	0	(2)
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027		269,000	0	(569)	(569)	0	(53)
Pay(1)	3-Month EUR-EURIBOR	2.500	Annual	03/19/2030	EUR	36,900	372	340	712	117	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		4,400	81	526	607	0	(12)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		900	(1)	123	122	0	(3)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		4,400	244	1,715	1,959	0	(32)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		13,500	(99)	5,568	5,469	0	(112)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		16,800	1,455	5,456	6,911	0	(128)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		52,500	316	3,383	3,699	0	(56)
Receive	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053		2,500	330	112	442	0	(22)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027	MXN	4,400	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,900	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,900	8	(2)	6	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		7,900	32	(6)	26	1	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,900	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		4,600	0	(1)	(1)	1	0

Total Swap Agreements							$30,832	$121,593	$152,425	$1,666	$(3,919)

Cash of $33,092 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2024.
(1)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		10/2024		BRL	477		$85		$0		$(3)
		10/2024		CHF	894		1,059		2		0
		10/2024		GBP	729		964		0		(11)
		10/2024		HKD	51,156		6,570		0		(12)
		10/2024			$88		BRL	477	0		0
		10/2024			27,641		EUR	24,806	0		(28)
		10/2024			12,646		GBP	9,564	140		0
		10/2024			797		PLN	3,061	1		(3)
		02/2025			370		TRY	15,143	17		0
BPS		10/2024		BRL	18,949		$3,386		0		(92)
		10/2024		CNH	47,370		6,616		0		(153)
		10/2024		EUR	62,897		69,982		55		(87)
		10/2024		HKD	182,012		23,368		0		(49)
		10/2024			$3,407		BRL	18,949	71		0
		10/2024			837		CNH	5,933	11		0
		10/2024			16		INR	1,327	0		0
		11/2024		CNH	29,412		$4,087		0		(125)
		12/2024			$200		MXN	3,899	0		(4)
		01/2025		BRL	19,152		$3,407		0		(70)
		05/2029		KWD	1,047		3,600		82		0
		07/2029			154		530		12		0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

BRC	10/2024	BRL	4,054	717	0	(27)
10/2024	GBP	78,492	103,550	0	(1,390)
10/2024	TRY	778	22	0	0
10/2024	$744	BRL	4,054	0	0
10/2024	1,058	CHF	892	0	(3)
10/2024	5,137	TRY	183,399	171	0
11/2024	CHF	889	$1,057	3	0
11/2024	$10,901	TRY	409,380	594	0
12/2024	27,815	1,043,562	414	0
01/2025	3,938	149,872	18	0
02/2025	420	16,989	16	0
CBK	10/2024	EUR	3,185	$3,553	8	0
10/2024	$3,486	CNH	24,708	45	0
10/2024	21,324	EUR	19,194	41	0
10/2024	129	IDR	1,994,968	3	0
10/2024	61	INR	5,116	0	0
11/2024	CNH	33,204	$4,668	0	(87)
11/2024	$1,776	BRL	9,972	48	0
FAR	10/2024	421,725	EUR	377,137	0	(1,915)
10/2024	93,103	GBP	69,657	25	0
11/2024	EUR	377,137	$422,303	1,916	0
11/2024	GBP	69,657	93,100	0	(27)
GLM	10/2024	BRL	136	24	0	(1)
10/2024	CAD	11,898	8,820	22	0
10/2024	$25	BRL	136	0	0
10/2024	169	CNY	1,190	1	0
10/2024	2,575	EUR	2,306	0	(8)
10/2024	5	INR	433	0	0
MYI	10/2024	EUR	364,964	$406,748	489	0
10/2024	$8,835	CAD	11,902	0	(34)
11/2024	CAD	11,892	$8,835	34	0
11/2024	EUR	7,612	8,531	46	0

Total Forward Foreign Currency Contracts	$4,285	$(4,129)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	1-Month USD-LIBOR	Monthly	10/31/2024	$84	$0	$(32)	$0	$(32)
BPS	Pay	Gateway Casinos & Entertainment Limited	1-Month USD-LIBOR	Monthly	11/25/2024	297	0	1,386	1,386	0

$0	$1,354	$1,386	$(32)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive(1)	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	101,100	$42	$(4,491)	$0	$(4,449)

Total Swap Agreements	$42	$(3,137)	$1,386	$(4,481)

(n)

Securities with an aggregate market value of $3,889 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2024.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2024

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

Investmentsin Securities, at Value
Loan Participations and Assignments	$0	$429,549	$618,528	$1,048,077
Corporate Bonds & Notes
Banking & Finance	0	166,613	0	166,613
Industrials	0	503,897	123,560	627,457
Utilities	0	93,737	0	93,737
Convertible Bonds & Notes
Banking & Finance	0	17,934	0	17,934
Industrials	0	9,297	0	9,297
Municipal Bonds & Notes
Michigan	0	11,871	0	11,871
Puerto Rico	0	10,074	0	10,074
West Virginia	0	118	0	118
U.S. Government Agencies	0	14,962	0	14,962
Non-Agency Mortgage-Backed Securities	0	1,258,925	51,591	1,310,516
Asset-Backed Securities	0	761,574	102,622	864,196
Sovereign Issues	0	49,705	0	49,705
Common Stocks
Communication Services	2,321	0	70,791	73,112
Consumer Discretionary	0	0	23,426	23,426
Financials	20,815	0	19,911	40,726
Industrials	12	0	10,653	10,665
Warrants
Financials	0	0	2	2
Real Estate Investment Trusts
Real Estate	2,275	0	0	2,275
Short-Term Instruments
U.S. Treasury Bills	0	40,544	0	40,544

$25,423	$3,368,800	$1,021,084	$4,415,307
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	225,210	225,210
Short-Term Instruments
Central Funds Used for Cash Management Purposes	326,863	0	0	326,863

$326,863	$0	$225,210	$552,073

Total Investments	$352,286	$3,368,800	$1,246,294	$4,967,380

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,889	0	1,889
Over the counter	0	5,671	0	5,671

$0	$7,560	$0	$7,560
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,919)	0	(3,919)
Over the counter	0	(4,161)	(4,449)	(8,610)

$0	$(8,080)	$(4,449)	$(12,529)

Total Financial Derivative Instruments	$0	$(520)	$(4,449)	$(4,969)

Totals	$352,286	$3,368,280	$1,241,845	$4,962,411

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2024:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2024 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$377,004	$135,851	$(103,211)	$1,093	$1,842	$75,394	$130,555	$0	$618,528	$6,865
Corporate Bonds & Notes
Banking & Finance	38,909	(36,726)	(1,658)	(15)	(3,377)	3,143	0	(276)	0	(1,165)
Industrials	131,109	8	0	0	0	(7,557)	0	0	123,560	(7,556)
Non-Agency Mortgage-Backed Securities	52,497	3,600	(126)	153	4	(3,609)	0	(928)	51,591	(3,652)
Asset-Backed Securities	102,879	7,863	(5,470)	36	(360)	(7,798)	7,101	(1,629)	102,622	(7,810)
Common Stocks
Communication Services(3)	61,181	0	0	0	0	9,610	0	0	70,791	9,609
Consumer Discretionary(4)(5)	24,099	0	0	0	0	(673)	0	0	23,426	(672)
Energy	2,086	0	(2,248)	0	2,248	(2,086)	0	0	0	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2024 (Unaudited)

Financials	24,929	0	0	0	0	(5,018)	0	0	19,911	(5,017)
Industrials	10,688	0	0	0	0	(35)	0	0	10,653	(35)
Warrants
Financials	3	0	0	0	0	(1)	0	0	2	(1)
Preferred Securities
Industrials	0	0	0	0	(4,327)	4,327	0	0	0	0
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	210,631	0	0	0	0	14,579	0	0	225,210	14,579

	$1,036,015	$110,596	$(112,713)	$1,267	$(3,970)	$80,276	$137,656	$(2,833)	$1,246,294	$5,145
Financial Derivative Instruments- Liabilities
Over the counter	$(4,705)	$0	$0	$0	$0	$256	$0	$0	$(4,449)	$256

Totals	$1,031,310	$110,596	$(112,713)	$1,267	$(3,970)	$80,532	$137,656	$(2,833)	$1,241,845	$5,401

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2024	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$6,123	Comparable Companies			EBITDA Multiple		X	15.500	—
		219,512	Discounted Cash Flow			Discount Rate			6.818 - 99.999	46.221
		27,266	Expected Recovery			Recovery Rate			83.144	—
		7,227	Indicative Market Quotation			Discount Rate			99.999	—
		13,278	Other Valuation Techniques(6)			—			—	—
		30,246	Proxy Pricing			Base Price			100.000	—
		91,208	Recent Transaction			Purchase Price			98.860 - 100.000	99.329
		223,668	Third Party Vendor			Broker Quote			98.000 - 103.500	100.783
Corporate Bonds & Notes
Industrials		94,843	Comparable Companies/Discounted Cash Flow			Revenue Multiple/Discount Rate		X/ %	1.000/9.500	—
		28,717	Discounted Cash Flow			Discount Rate			10.150	—
Non-Agency Mortgage-Backed Securities		48,027	Discounted Cash Flow			Discount Rate			7.000 - 10.000	9.860
		3,564	Proxy Pricing			Base Price			99.999	—
Asset-Backed Securities		102,622	Discounted Cash Flow			Discount rate			5.790 - 99.999	29.608
Common Stocks
Communication Services		31,705	Comparable Companies			EBITDA Multiple		X	4.438	—
		38,865	Discounted Cash Flow			Discount Rate			12.950	—
		221	Reference Instrument			Stock Price w/Liquidity Discount			10.000	—
Consumer Discretionary		23,404	Comparable Companies/Discounted Cash Flow			Revenue multiple/EBITDA multiple/Discount Rate		X/X /%	0.610/6.830/10.000	—
		22	Discounted Cash Flow/Comparable Companies			Discount Rate/Revenue multiple		%/ X	20.750/0.500	—
Financials		19,911	Comparable Companies			EBITDA Multiple		X	4.400	—
Industrials		10,653	Indicative Market Quotation			Broker Quote			$0.880 - 99.999	95.794
Warrants
Financials		2	Option Pricing Model			Volatility			32.500	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments		138,167	Comparable Companies			EBITDA Multiple		X	15.500	—
		87,043	Sum of the Parts/Discounted Cash Flow			Discount Rate/Mortality Assumption			$15.323/2015 ANB VBT Mortality Table	—
Financial Derivative Instruments- Liabilities
Over the counter		(4,449)	Indicative Market Quotation			Broker Quote			(30.872)	—

Total		$1,241,845

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Sector type updated from Industrials to Communication Services since prior fiscal year end.
(4)									Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.
(5)									Sector type updated from Utilities to Consumer Discretionary since prior fiscal year end.
(6)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets†
PFLEXLS I LLC	12/01/2017	0.0%
CLM 13648 LLC	03/29/2018	0.0%
MLM 13648 LLC	04/03/2018	1.6%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such

Notes to Financial Statements (Cont.)

investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

Notes to Financial Statements (Cont.)

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund's transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$356,350	$451,967	$(481,700)	$74	$172	$326,863	$4,378	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2024 (amounts in thousands†, except number of shares).

PIMCO Flexible Credit Income Fund

Security Name	Market Value at 06/30/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 09/30/2024	Dividend Income	Shares Held at 09/30/2024
AMSURG EQUITY	126,831	$0	$0	$0	$11,336	$138,167	$0	2,562,021
Market Garden Dogwood LLC	83,800	0	0	0	3,243	87,043	0	85,000,000

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	FAR	Wells Fargo Bank National Association	MZF	Mizuho Securities USA LLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCE	Royal Bank of Canada Europe Limited
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	RCY	Royal Bank of Canada
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	RTA	RBC (Barbados) Trading Bank Corp.
BYR	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	MEI	Merrill Lynch International	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	KWD	Kuwaiti Dinar
CAD	Canadian Dollar	GBP	British Pound	MXN	Mexican Peso
CHF	Swiss Franc	HKD	Hong Kong Dollar	PLN	Polish Zloty
CNH	Chinese Renminbi (Offshore)	IDR	Indonesian Rupiah	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	INR	Indian Rupee	USD (or $)	United States Dollar

Index/Spread Abbreviations:
EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate	TSFR3M	Term SOFR 3-Month
EUR012M	12 Month EUR Swap Rate	TSFR1M	Term SOFR 1-Month	TSFR6M	Term SOFR 6-Month
SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind